Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits Expenses
Schedule of Components of Employee Benefits Expenses

€ millions	2025	2024	2023
Salaries	12,066	12,244	12,128
Social security expenses	1,981	2,003	1,919
Share-based payment expenses	1,695	2,385	2,220
Pension expenses	495	435	438
Employee-related restructuring expenses	3	3,143	222
Termination benefits outside of restructuring plans	238	68	64
Employee benefits expenses	16,478	20,278	16,992